SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and such differences could be material. Certain prior year items have been reclassified to conform to the current year presentation.

Statement of Cash Flows	Statement of Cash Flows The Partnership is not required to provide a Statement of Cash Flows.
Revenue Recognition

Revenue Recognition

The Portfolio Funds’ may invest in commodity futures, options on futures and forward contract transactions which are recorded on trade date. Open contracts are reflected in unrealized profit (loss) on open contracts in the Statements of Financial Condition of the Portfolio Funds as the difference between the original contract value and the market value (for those commodity interests for which market quotations are readily available) or at fair value.  The change in unrealized profit (loss) on open contracts from one period to the next is reflected in Change in unrealized under Trading profit (loss), net in the Statements of Operations of the Portfolio Funds.

Trading profit (loss), net of the Portfolio Funds includes brokerage commission costs on commodity contracts.

The resulting change between cost and market value (net of subscription and redemption activity in the investment in the Portfolio Funds) is reflected in the Statements of Operations as change in unrealized from the investments in the Portfolio Funds. In addition, when the Partnership redeems or partially redeems its interest in the Portfolio Funds, it records realized (net profit or loss) under Trading profit (loss), net for such interests in the Statements of Operations of the Partnership.

Foreign Currency Transactions

Foreign Currency Transactions

The Partnership’s functional currency is the U.S. dollar; however, the Portfolio Funds may transact business in U.S. dollars and in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect as of the dates of the Statements of Financial Condition of the Partnership and each of the Portfolio Funds.  Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year.  Profits and losses, including adjustments, resulting from the translation to U.S. dollars are included in Trading profit (loss), net in the Statements of Operations.

Operating Expenses and Selling Commissions

Operating Expenses and Selling Commissions

The Partnership pays MLAI wrap fees in the amount of 4.0% per annum of the Partnership’s average month-end net asset value (“Net Asset Value”).  The 4.0% per annum wrap fee covers many of the Partnership’s fees and expenses, including Sponsor fees, ongoing MLPF&S selling agent compensation and ongoing operating costs.

In addition to the wrap fee, investors in the Partnership are subject to a onetime upfront selling commission of 0.50%, payable to MLPF&S.

Income Taxes

Income Taxes

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based on such partner’s respective share of the Partnership’s income and expenses as reported for income tax purposes.

The Partnership follows the ASC guidance on accounting for uncertainty in income taxes. This guidance provides how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  This guidance also requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority.  Tax positions with respect to tax at the Partnership level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. A prospective investor should be aware that, among other things, income taxes could have a material adverse effect on the periodic calculations of the net asset value of the Partnership, including reducing the net asset value of the Partnership to reflect reserves for income taxes, such as foreign withholding taxes, that may be payable by the Partnership. This could cause benefits or detriments to certain investors, depending upon the timing of their entry and exit from the Partnership. The General Partner has analyzed the Partnership’s tax positions and has concluded that no provision for income tax is required in the Partnership’s financial statements. The following is the major tax jurisdiction for the Partnership and the earliest tax year subject to examination: United States — 2011.

Distributions

Distributions

Each limited partner is entitled to receive, equally per Unit, any distribution which may be made by the Partnership.  No such distributions have been declared for the years ended December 31, 2014, 2013 and 2012.

Subscriptions

Subscriptions

Units of the Partnership are generally offered as of the first calendar day of each month (“Subscription Date”) at Net Asset Value. Investors must submit their executed signature agreement signature pages at least ten calendar days prior to the Subscription Date.

Redemptions and Exchanges

Redemptions and Exchanges

Investors in the Partnership generally may redeem or exchange any or all of their Units at Net Asset Value, in whole or fractional Units, effective as of the last day of any calendar month (each a “Redemption Date”), upon providing notice at least ten calendar days prior to the proposed Redemption Date.  The Net Asset Value of redeemed Units is determined as of the Redemption Date. Investors will remain exposed to fluctuations in Net Asset Value during the period between submission of their redemption requests and the applicable Redemption Date.

Investors in the Partnership may generally exchange their Units for those of any other FuturesAccess Fund as of any Subscription Date with prior written notice to the Partnership at least ten calendar days prior to the Subscription Date and any applicable notice to the other FuturesAccess Fund. In all cases, exchange are subject to FuturesAccess Fund availability, investor eligibility and any restrictions imposed by a FuturesAccess Fund or the terms of a securities account, either temporarily or on an ongoing basis. The minimum exchange amount is $10,000.